NET LOSS PER SHARE- Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Net loss:
Net loss attributable to stockholders		$ (267,424)	$ (254,520)
Number of shares:
Basic weighted average common shares (in shares)	46,387	40,920	37,457
Diluted weighted average common shares (in shares)	46,387	40,920	37,457
Basic net loss per share (USD per share)	$ (5.95)	$ (6.54)	$ (6.79)
Diluted net loss per share (USD per share)	$ (5.95)	$ (6.54)	$ (6.79)